Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

6.       Inventories

Inventories in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2025	2024
Lubricants	1,066	1,160
Gas cylinders	59	66
Bunkers	498	—
EU-ETS allowances	594	—
Total	2,217	1,226